UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    February 11, 2004



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 97,122,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     3261 81855.000SH       SOLE                                  81855.000
Aetna US Health                COM              00817Y108      228 1830.000 SH       SOLE                                   1830.000
Amarillo Biosciences**         COM              02301P106        4 13000.000SH       SOLE                                  13000.000
Ambac Financial                COM              023139108     2371 28863.000SH       SOLE                                  28863.000
Beckman Coulter                COM              075811110     2884 43055.000SH       SOLE                                  43055.000
Best Buy Co.                   COM              784117103     1694 28506.000SH       SOLE                                  28506.000
Biomet                         COM              090613100     2590 59695.000SH       SOLE                                  59695.000
Brown & Brown                  COM              115236101     1895 43511.000SH       SOLE                                  43511.000
Chicos FAS, Inc.               COM              168615102     1772 38918.000SH       SOLE                                  38918.000
Constellation Brnds            COM              21036P108     2441 52479.000SH       SOLE                                  52479.000
Cooper Companies               COM              216648402     2179 30862.000SH       SOLE                                  30862.000
DENTSPLY Int'l                 COM              249030107     2358 41964.000SH       SOLE                                  41964.000
Danaher Corp.                  COM              235851102     1916 33368.000SH       SOLE                                  33368.000
Ecolab, Inc.                   COM              278865100     2150 61209.000SH       SOLE                                  61209.000
Expeditors Int'l               COM              302130109     1868 33427.000SH       SOLE                                  33427.000
Exxon Mobil Corp               COM              30231g102      226 4406.000 SH       SOLE                                   4406.000
FedEx Corp                     COM              31428X106     2750 27925.000SH       SOLE                                  27925.000
General Electric               COM              369604103     2151 58934.000SH       SOLE                                  58934.000
Graco, Inc.                    COM              384109104     2032 54408.000SH       SOLE                                  54408.000
Home Depot                     COM              437076102     1986 46460.000SH       SOLE                                  46460.000
Huntington Bncshrs             COM              446150104     2411 97455.000SH       SOLE                                  97455.000
IBM                            COM              459200101      234 2375.000 SH       SOLE                                   2375.000
ITT                            COM              450911102     1658 19632.000SH       SOLE                                  19632.000
Kinder Morgan Energy           COM              464550106     1474 33247.000SH       SOLE                                  33247.000
Lexmark Int'l Gp A             COM              529771107     1875 22056.000SH       SOLE                                  22056.000
Liz Claiborne                  COM              539320101     1921 45514.000SH       SOLE                                  45514.000
Lowe's Companies               COM              548661107     2610 45326.000SH       SOLE                                  45326.000
Lucent                         COM              549463107      147 39123.922SH       SOLE                                  39123.922
McCormick & Co.                COM              579780206     1917 49655.000SH       SOLE                                  49655.000
Microsoft                      COM              594918104      854 31950.000SH       SOLE                                  31950.000
Park Natl Corp                 COM              700658107     1172 8652.000 SH       SOLE                                   8652.000
Patterson Co                   COM              703395103     3353 77271.000SH       SOLE                                  77271.000
Paychex                        COM              704326107     1934 56744.000SH       SOLE                                  56744.000
QUALCOMM                       COM              747525103     3263 76961.000SH       SOLE                                  76961.000
Red Hat Inc                    COM              756577102     1802 134983.000SH      SOLE                                 134983.000
Sirius Satellite Radio         COM              82966u103      412 54072.000SH       SOLE                                  54072.000
Smithfield Foods               COM              832248108     1796 60705.000SH       SOLE                                  60705.000
St. Jude Medical               COM              790849103     1848 44067.000SH       SOLE                                  44067.000
Starbucks Corp                 COM              855244109     3099 49700.000SH       SOLE                                  49700.000
Stryker Corp                   COM              863667101     3114 64547.000SH       SOLE                                  64547.000
Suncor Energy                  COM              867229106      203 5734.000 SH       SOLE                                   5734.000
Symantec Corp                  COM              871503108     2288 88835.000SH       SOLE                                  88835.000
Sysco Corp                     COM              871829107     1965 51482.000SH       SOLE                                  51482.000
Teva Pharm ADR                 COM              881624209     1931 64658.000SH       SOLE                                  64658.000
Tyco Int'l                     COM              902124106     2141 59913.000SH       SOLE                                  59913.000
Tyson Foods                    COM              902494103     1705 92670.000SH       SOLE                                  92670.000
Unionbancal Corp.              COM              908906100     1588 24629.000SH       SOLE                                  24629.000
United Surgical Ptr            COM              913016101     1032 24751.000SH       SOLE                                  24751.000
WM Wrigley, Jr.                COM              982526105     2018 29167.000SH       SOLE                                  29167.000
XM Satellite Radio             COM              983759101      213 5658.000 SH       SOLE                                   5658.000
Yahoo! Inc.                    COM              984332106     3139 83296.000SH       SOLE                                  83296.000
eBay, Inc.                     COM              278642103     3249 27923.000SH       SOLE                                  27923.000